Subsequent events - Additional Information (Detail) $ in Millions			12 Months Ended
	Mar. 01, 2022 USD ($)	Feb. 18, 2022 Seats	Dec. 31, 2021
Senior Unsecured Notes [member]
Disclosure of Events After Reporting Period [line items]
Repurchase of long-term debt principal amount outstanding	$ 59.2
Cancellation of long-term debt principal amount outstanding	$ 228.6
E175 E2 [member]
Disclosure of Events After Reporting Period [line items]
Property plant and equipment under development period		three-year
Aircraft number of seats | Seats		76
EmbraerSA [member]
Disclosure of Events After Reporting Period [line items]
Senior unsecured notes due, percentage	5.15%
Senior unsecured notes due, period	2022
Embraer Overseas Limited [member]
Disclosure of Events After Reporting Period [line items]
Senior unsecured notes due, percentage	5.696%
Senior unsecured notes due, period	2023
Bottom of range [member]
Disclosure of Events After Reporting Period [line items]
Aircraft reprogramming entry service period description			2027
Top of range [member]
Disclosure of Events After Reporting Period [line items]
Aircraft reprogramming entry service period description			2028